CONVERTIBLE NOTES PAYABLE (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2016	Jun. 30, 2015
Debt Disclosure [Abstract]
Convertible promissory notes movement
Balance at June 30, 2015	$—
Convertible notes issued	612,500
Convertible notes converted	—
Total	612,500
Less: debt discount	183,635
Balance at March 31, 2016	$428,865

Balance at June 30, 2013	$340,727
Convertible notes issued	—
Convertible notes converted	(314,819)
Total	25,908
Less: debt discount	—
Balance at June 30, 2014	$25,908